Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

Inventories

in € THOUS

	2022	2021

Finished goods	1,310,995	1,233,197
Health care supplies	553,821	452,073
Raw materials and purchased components	306,994	247,478
Work in process	124,404	105,266
Inventories	2,296,214	2,038,014